Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Abstract]
Balance at beginning of period	$ 15,401	$ 13,190
Accretion expense	1,096	980	877
Liabilities incurred	633	1,231
Balance at end of period	$ 17,130	$ 15,401	$ 13,190